Cover	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	Atmus Filtration Technologies Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-1611079
Entity Address, Address Line One	26 Century Boulevard
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37214
City Area Code	615
Local Phone Number	514-7339
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ATMU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001921963
Amendment Flag	false
Entity File Number	001-41710